Talcott Resolution Life Insurance Company

Talcott Resolution Life Insurance Company Separate Account Ten
Putnam Capital Manager VIII/VIIIR - File No. 333-101925
Putnam Capital Access II/IIR - File No. 333-101929
Putnam Capital Manager Edge III/IIIR - File No. 333-101940
Putnam Capital Manager Plus II/IIR - File No. 333-101946
Putnam Capital Manager Outlook II/IIR - File No. 333-101952
Putnam Capital Manager VI/VIR/VII - File No. 333-69439
Putnam Asset Manager I/IR - File No. 333-69439
Putnam Capital Access I/IR - File No. 333-50467
Putnam Capital Manager Edge I/IR/II - File No. 333-66939
Putnam Capital Manager Plus I/IR - File No. 333-91929
Putnam Capital Manager Outlook I/IR - File No. 333-39604
Putnam Capital Manager I-IV - File No. 033-17207

Talcott Resolution Life and Annuity Insurance Company

Talcott Resolution Life and Annuity Insurance Company Separate Account Ten
Putnam Capital Manager VIII/VIIIR - File No. 333-101926
Putnam Capital Access II/IIR - File No. 333-101930
Putnam Capital Manager Edge III/IIIR - File No. 333-101941
Putnam Capital Manager Plus II/IIR - File No. 333-101947
Putnam Capital Manager Outlook II/IIR - File No. 333-101953
Putnam Capital Manager VI/VIR/VII - File No. 333-69429
Putnam Capital Access I/IR - File No. 333-50465
Putnam Capital Manager Edge I/IR/II - File No. 333-66935
Putnam Capital Manager Plus I/IR - File No. 333-91931
Putnam Capital Manager Outlook I/IR - File No. 333-39608
Putnam Capital Manager III-IV - File No. 033-60702

Product Information Notice dated January 31, 2020

Putnam Investment Management LLC, the investment manager of Putnam VT International Growth Fund (the "fund") has recommended, and the fund's Board of Trustees has approved, to change the name of the fund.

Effective on or about April 30, 2020, all references to the "Putnam VT International Growth Fund" are deleted and replaced with "Putnam VT Emerging Markets Equity Fund."

This Notice Should Be Retained For Future Reference.

HV-7779